Exhibit 99.6

Data Compare (Non-Ignored)

Run Date - 8/26/2026 10:21:32 AM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment